Note 5 - Preferred Shares (Details Textual)		1 Months Ended	3 Months Ended			9 Months Ended
	Mar. 16, 2017 USD ($) $ / shares shares	Aug. 31, 2017 $ / shares shares	Sep. 30, 2017 USD ($)	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2017 USD ($)	Sep. 30, 2018 shares	Dec. 31, 2017 shares
Statement Line Items [Line Items]
Preferred shares, conversion ratio		1
Conversion of convertible preferred shares		20,076,224
Shares issued, price per share | $ / shares		$ 15
Payments for share issue costs | $			$ 10,236,593			$ 10,236,593
Embedded derivative, fair value assumption, probability-weighted expected return method, weighted percentage				95.00%	75.00%
Embedded derivative, fair value assumption, Monte Carlo simulation model, weighted percentage				5.00%	25.00%
Preferred shares, dividend rate							0.00%
Series A preferred shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period							0	0
Total number of shares issued							0	0
Series C preferred shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period							0	0
Proceeds from issue of preference shares | $	$ 10,000,080					10,000,080
Number of preferred shares issued during period	841,410
Shares issued, price per share | $ / shares	$ 11.88
Payments for share issue costs | $	$ 129,520					$ 129,520
Total number of shares issued							0	0
Series B preferred shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period							0	0
Total number of shares issued							0	0